25. TAX LIABILITIES (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	$ 366	$ 306
Taxes payables, current	1,965	2,392
Value added tax
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	219	287
Taxes payables, current	526	840
Sales tax
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	17	9
Taxes payables, current	0	14
Payment plans
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current	130	10
Taxes payables, current	61	3
Municipal, provincial and national contributions
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	398	377
Municipal taxes
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	69	58
Tax withholdings to be deposited
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	195	381
Stamp tax payable
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	10	10
Royalties
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	138	165
Extraordinary Canon
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, current	553	527
Other
DisclosureOfTaxLiabilitiesLineItems [Line Items]
Taxes payables, non current		0
Taxes payables, current	$ 15	$ 17